Inventory	12 Months Ended
Jul. 31, 2022
Classes of current inventories [abstract]
Inventory

9. Inventory

	As at July 31, 2022
	Capitalized	Biological asset fair
	cost	value adjustment	Total
Dried cannabis	$30,636	$23,600	$54,236
Purchased dried cannabis	662	–	662
Extracts	3,928	–	3,928
Purchased extracts	478	–	478
Packaging and supplies	7,105	–	7,105
	$42,809	$23,600	$66,409

	As at July 31, 2021
	Capitalized	Biological asset fair
	cost	value adjustment	Total
Dried cannabis	$81,784	$24,257	$106,041
Purchased dried cannabis	1,754	–	1,754
Extracts	11,945	4,411	16,356
Purchased extracts	2,247	–	2,247
Packaging and supplies	8,929	–	8,929
	$106,659	$28,668	$135,327

The Company recognizes the costs (capitalized cost and biological asset fair value adjustment) of harvested cannabis inventory expensed in two separate lines on the consolidated statement of net loss:

(i) Capitalized costs relating to inventory expensed and included in Cost of goods sold amounted to $282,985 for the year ended July 31, 2022 (July 31, 2021 – $94,703) which include;

  Write downs of inventory to the net realizable value of $104,038 (July 31, 2021 – $4,470); and
  Write-offs of inventory of $14,297 (July 31, 2021 – $2,182) which relate to the impairment of the Keystone Isolation Technology extraction capital project (intended to utilize inventory during the commissioning phase), destroyed and unsellable inventory and cultivation facility shutdowns; and
  Reversal of impairment of $4,299 (July 31, 2021 – $1,543) to its net realizable value.

(ii) The fair value component (biological asset fair value adjustments) of inventory sold on the consolidated statement of net loss was $43,455 for the year ended July 31, 2022, (July 31, 2021 – $31,767).

Total depreciation capitalized in inventory in the year ended July 31, 2022, was $23,715 (July 31, 2021 – $15,677). Total share-based compensation capitalized in inventory in the year ended July 31, 2022, was $nil (July 31, 2021 – $1,505).